RISK MANAGEMENT - Credit Quality Analysis of the Group (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Total
RISK MANAGEMENT
Maximum exposure	$ 31,731,535	$ 27,554,748
Debt instruments
RISK MANAGEMENT
Percentage of financial instruments not in default	100.00%
Maximum exposure	$ 29,954,499	25,148,469
Debt instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	22,771,391	21,078,496
Debt instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	4,527,110	827,469
Debt instruments | High Risk
RISK MANAGEMENT
Maximum exposure	2,629,896	3,242,504
Debt instruments | Without Rating
RISK MANAGEMENT
Maximum exposure	26,102	0
Equity
RISK MANAGEMENT
Maximum exposure	632,732	543,210
Equity | Low Risk
RISK MANAGEMENT
Maximum exposure	354,697	220,967
Equity | Medium Risk
RISK MANAGEMENT
Maximum exposure	0	17,354
Equity | High Risk
RISK MANAGEMENT
Maximum exposure	2,384	587
Equity | Without Rating
RISK MANAGEMENT
Maximum exposure	275,651	304,302
Other financial instruments
RISK MANAGEMENT
Maximum exposure	30,914	38,319
Other financial instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	3,059	21,976
Other financial instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	12,444	0
Other financial instruments | High Risk
RISK MANAGEMENT
Maximum exposure	2,967	2,966
Other financial instruments | Without Rating
RISK MANAGEMENT
Maximum exposure	$ 12,444	13,377
Derivatives
RISK MANAGEMENT
Percentage of financial instruments not in default	99.90%
Maximum exposure	$ 1,113,390	1,824,750
Derivatives | Low Risk
RISK MANAGEMENT
Maximum exposure	1,032,547	1,711,788
Derivatives | Medium Risk
RISK MANAGEMENT
Maximum exposure	111	316
Derivatives | High Risk
RISK MANAGEMENT
Maximum exposure	2,749	17,327
Derivatives | Without Rating
RISK MANAGEMENT
Maximum exposure	$ 77,983	$ 95,319